UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Name and address of agent for service)

1-800-625-7071

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Needham Growth Fund
Retail Class | NEEGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$181	1.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Growth Fund underperformed the Russell 3000 Index and the Russell Midcap Growth Index, and outperformed the S&P MidCap 400 Growth.
The key factor affecting the Fund’s performance was stock selection. The top contributor to performance was Super Micro Computer, Inc. (SMCI). SMCI manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The stock declined in third quarter after its auditor resigned, but SMCI hired a new auditor and stated it will file its financials in February 2025. The Fund has owned SMCI since 2009.
Entegris Inc. (ENTG) was the top detractor to fund performance. ENTG supplies materials used for semiconductor manufacturing. In 2024, the semiconductor industry saw growth from semiconductors manufactured for the AI industry, but the automotive, consumer, and industrial markets suffered, which affected ENTG. The Fund has also owned ENTG since 2009.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services and hold those that are successful.
Needham Growth Fund	PAGE 1	TSR-AR-63983V100

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	14.51	11.74	9.72
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
S&P MidCap 400 Growth	13.93	10.34	9.68
Visit  www.needhamfunds.com/mutual-funds/growth-fund/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$192,048,162
Number of Holdings	73
Net Advisory Fee	$2,375,790
Portfolio Turnover	14%
Visit  www.needhamfunds.com/mutual-funds/growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	54.5%
Industrials	17.4%
Health Care	11.4%
Communication Services	5.0%
Consumer Discretionary	4.5%
Materials	3.5%
Real Estate	1.3%
Financials	1.3%
Utilities	0.6%
Cash & Other	0.5%

Top 10 Issuers	(%) of net assets
Super Micro Computer, Inc.	5.0%
Entegris, Inc.	4.9%
PDF Solutions, Inc.	4.5%
Nova, Ltd. (Israel)	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Parsons Corp.	4.2%
Akamai Technologies, Inc.	3.7%
Vicor Corp.	3.2%
CarMax, Inc.	3.2%
The Trade Desk, Inc.	3.1%
Needham Growth Fund	PAGE 2	TSR-AR-63983V100

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Growth Fund	PAGE 3	TSR-AR-63983V100

Needham Growth Fund
Institutional Class | NEEIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Growth Fund underperformed the Russell 3000 Index and the Russell Midcap Growth Index, and outperformed the S&P MidCap 400 Growth.
The key factor affecting the Fund’s performance was stock selection. The top contributor to performance was Super Micro Computer, Inc. (SMCI). SMCI manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The stock declined in third quarter after its auditor resigned, but SMCI hired a new auditor and stated it will file its financials in February 2025. The Fund has owned SMCI since 2009.
Entegris Inc. (ENTG) was the top detractor to fund performance. ENTG supplies materials used for semiconductor manufacturing. In 2024, the semiconductor industry saw growth from semiconductors manufactured for the AI industry, but the automotive, consumer, and industrial markets suffered, which affected ENTG. The Fund has also owned ENTG since 2009.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services and hold those that are successful.
Needham Growth Fund	PAGE 1	TSR-AR-63983V407

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	15.01	12.22	12.14
Russell 3000 Index	23.81	13.86	14.12
Russell Midcap Growth Index	22.10	11.47	13.64
S&P MidCap 400 Growth	13.93	10.34	9.93
Visit  www.needhamfunds.com/mutual-funds/growth-fund/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$192,048,162
Number of Holdings	73
Net Advisory Fee	$2,375,790
Portfolio Turnover	14%
Visit  www.needhamfunds.com/mutual-funds/growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	54.5%
Industrials	17.4%
Health Care	11.4%
Communication Services	5.0%
Consumer Discretionary	4.5%
Materials	3.5%
Real Estate	1.3%
Financials	1.3%
Utilities	0.6%
Cash & Other	0.5%

Top 10 Issuers	(%) of net assets
Super Micro Computer, Inc.	5.0%
Entegris, Inc.	4.9%
PDF Solutions, Inc.	4.5%
Nova, Ltd. (Israel)	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Parsons Corp.	4.2%
Akamai Technologies, Inc.	3.7%
Vicor Corp.	3.2%
CarMax, Inc.	3.2%
The Trade Desk, Inc.	3.1%
Needham Growth Fund	PAGE 2	TSR-AR-63983V407

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Growth Fund	PAGE 3	TSR-AR-63983V407

Needham Aggressive Growth Fund
Retail Class | NEAGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$179	1.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Aggressive Growth Fund underperformed the broad-based Russell 3000 Index, and performed in line with the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection.
The top contributor was Vertiv Holdings Co. (VRT), which designs and manufactures electrical and temperature control equipment used in data centers and other industrial markets. VRT reported strong earnings as the data center market booms.
The top detractor was PDF Solutions (PDFS). PDFS is the leading supplier of data analytics Software-as-a-Service for semiconductor manufacturing. PDFS suffered order delays on its new product and from its largest customer.
The Fund experienced significant inflows throughout the year.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services, and hold those that are successful.
Needham Aggressive Growth Fund	PAGE 1	TSR-AR-63983V209

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	14.31	18.88	13.51
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$818,579,272
Number of Holdings	88
Net Advisory Fee	$7,670,520
Portfolio Turnover	7%
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	43.9%
Industrials	26.9%
Consumer Discretionary	8.9%
Materials	6.2%
Consumer Staples	5.1%
Health Care	2.2%
Energy	1.0%
Utilities	0.8%
Financials	0.7%
Cash & Other	4.3%

Top 10 Issuers	(%) of net assets
PDF Solutions, Inc.	3.9%
Vertiv Holdings Co.	3.6%
Unisys Corp.	3.5%
Vicor Corp.	3.1%
Oil-Dri Corp. of America	3.0%
FARO Technologies, Inc.	3.0%
Super Micro Computer, Inc.	3.0%
Dreyfus Treasury Securities Cash Management	3.0%
Arteris, Inc.	2.9%
Asure Software, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
Needham Aggressive Growth Fund	PAGE 2	TSR-AR-63983V209

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Aggressive Growth Fund	PAGE 3	TSR-AR-63983V209

Needham Aggressive Growth Fund
Institutional Class | NEAIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Aggressive Growth Fund underperformed the broad-based Russell 3000 Index, and performed in line with the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection.
The top contributor was Vertiv Holdings Co. (VRT), which designs and manufactures electrical and temperature control equipment used in data centers and other industrial markets. VRT reported strong earnings as the data center market booms.
The top detractor was PDF Solutions (PDFS). PDFS is the leading supplier of data analytics Software-as-a-Service for semiconductor manufacturing. PDFS suffered order delays on its new product and from its largest customer.
The Fund experienced significant inflows throughout the year.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We invest in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/artificial intelligence (AI) processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our strategy is to invest in companies that are investing in new products and services, and hold those that are successful.
Needham Aggressive Growth Fund	PAGE 1	TSR-AR-63983V506

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	14.86	19.59	15.99
Russell 3000 Index	23.81	13.86	14.12
Russell 2000 Growth Index	15.15	6.86	8.93
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$818,579,272
Number of Holdings	88
Net Advisory Fee	$7,670,520
Portfolio Turnover	7%
Visit  www.needhamfunds.com/mutual-funds/aggressive-growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	43.9%
Industrials	26.9%
Consumer Discretionary	8.9%
Materials	6.2%
Consumer Staples	5.1%
Health Care	2.2%
Energy	1.0%
Utilities	0.8%
Financials	0.7%
Cash & Other	4.3%

Top 10 Issuers	(%) of net assets
PDF Solutions, Inc.	3.9%
Vertiv Holdings Co.	3.6%
Unisys Corp.	3.5%
Vicor Corp.	3.1%
Oil-Dri Corp. of America	3.0%
FARO Technologies, Inc.	3.0%
Super Micro Computer, Inc.	3.0%
Dreyfus Treasury Securities Cash Management	3.0%
Arteris, Inc.	2.9%
Asure Software, Inc.	2.9%
Needham Aggressive Growth Fund	PAGE 2	TSR-AR-63983V506

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Aggressive Growth Fund	PAGE 3	TSR-AR-63983V506

Needham Small Cap Growth Fund
Retail Class | NESGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$189	1.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Small Cap Growth Fund underperformed the broad-based Russell 3000 Index, as larger cap companies outperformed smaller cap stocks. The Fund slightly underperformed its secondary benchmark, the Russell 2000 Growth Index due to stock selection.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). ASPN designs and manufactures aerogel insulation used in energy infrastructure and building materials. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The largest detractor to performance was Cambium Networks Corp., and the Fund subsequently exited the position as the company’s turnaround has moved much slower than anticipated.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas that we continue to invest in are communications infrastructure, defense, artificial intelligence, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
Needham Small Cap Growth Fund	PAGE 1	TSR-AR-63983V308

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	12.76	9.56	11.95
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,323,979
Number of Holdings	63
Net Advisory Fee	$1,644,869
Portfolio Turnover	62%
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	76.2%
Industrials	13.1%
Materials	3.7%
Health Care	2.9%
Consumer Discretionary	1.9%
Energy	0.7%
Utilities	0.5%
Cash & Other	1.0%

Top 10 Issuers	(%) of net assets
Calix, Inc.	5.9%
Harmonic, Inc.	5.3%
PDF Solutions, Inc.	5.3%
TTM Technologies, Inc.	5.2%
ADTRAN Holdings, Inc.	5.1%
Vicor Corp.	4.6%
nLight, Inc.	4.2%
Aspen Aerogels, Inc.	3.7%
Rogers Corp.	3.4%
Chart Industries, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Small Cap Growth Fund	PAGE 2	TSR-AR-63983V308

Needham Small Cap Growth Fund
Institutional Class | NESIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the 12-month period ended December 31, 2024, the Needham Small Cap Growth Fund underperformed the broad-based Russell 3000 Index, as larger cap companies outperformed smaller cap stocks. The Fund slightly underperformed its secondary benchmark, the Russell 2000 Growth Index due to stock selection.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). ASPN designs and manufactures aerogel insulation used in energy infrastructure and building materials. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The largest detractor to performance was Cambium Networks Corp., and the Fund subsequently exited the position as the company’s turnaround has moved much slower than anticipated.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas that we continue to invest in are communications infrastructure, defense, artificial intelligence, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
Needham Small Cap Growth Fund	PAGE 1	TSR-AR-63983V605

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	13.47	10.20	13.26
Russell 3000 Index	23.81	13.86	14.12
Russell 2000 Growth Index	15.15	6.86	8.93
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,323,979
Number of Holdings	63
Net Advisory Fee	$1,644,869
Portfolio Turnover	62%
Visit  www.needhamfunds.com/mutual-funds/small-cap-growth-fund/  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%) of net assets
Information Technology	76.2%
Industrials	13.1%
Materials	3.7%
Health Care	2.9%
Consumer Discretionary	1.9%
Energy	0.7%
Utilities	0.5%
Cash & Other	1.0%

Top 10 Issuers	(%) of net assets
Calix, Inc.	5.9%
Harmonic, Inc.	5.3%
PDF Solutions, Inc.	5.3%
TTM Technologies, Inc.	5.2%
ADTRAN Holdings, Inc.	5.1%
Vicor Corp.	4.6%
nLight, Inc.	4.2%
Aspen Aerogels, Inc.	3.7%
Rogers Corp.	3.4%
Chart Industries, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Investment Management, LLC documents not be householded, please contact Needham Investment Management, LLC at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Investment Management, LLC or your financial intermediary.
Needham Small Cap Growth Fund	PAGE 2	TSR-AR-63983V605

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of Directors has determined that there is at least one audit committee financial expert serving on its audit committee. F. Randall Smith is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were not applicable. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$125,840	$122,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$23,370	$21,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by RSM US LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund
Core Financial Statements
December 31, 2024

Needham Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	12,750	$2,409,368
RTX Corp.	2,000	231,440
		2,640,808
Automobile Components - 0.2%
Mobileye Global, Inc. - Class A(a)	15,000	298,800
Biotechnology - 0.7%
Gilead Sciences, Inc.	14,000	1,293,180
Chemicals - 3.2%
Aspen Aerogels, Inc.(a)	400,000	4,752,000
DuPont de Nemours, Inc.	17,500	1,334,375
		6,086,375
Commercial Services & Supplies - 1.5%
Clean Harbors, Inc.(a)	12,250	2,819,215
Communications Equipment - 1.4%
ADTRAN Holdings, Inc.(a)	100,000	833,000
KVH Industries, Inc.(a)(d)	325,000	1,852,500
		2,685,500
Construction & Engineering - 1.9%
Centuri Holdings, Inc.(a)	72,500	1,399,975
Everus Construction Group, Inc.(a)	16,750	1,101,313
MDU Resources Group, Inc.	67,000	1,207,340
		3,708,628
Construction Materials - 0.3%
CRH PLC(Ireland)	7,000	647,640
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.(a)	14,500	1,607,325
Electrical Equipment - 8.2%
Hammond Power Solutions, Inc. (Canada)	35,900	3,198,021
nVent Electric PLC(Ireland)	52,500	3,578,400
Vertiv Holdings Co. - Class A	24,500	2,783,445
Vicor Corp.(a)	129,000	6,233,280
		15,793,146
Electronic Equipment, Instruments & Components - 6.1%
Badger Meter, Inc.	1,825	387,119
Cognex Corp.	10,000	358,600
Coherent Corp.(a)	26,500	2,510,345
Corning, Inc.	45,500	2,162,160
nLight, Inc.(a)	153,125	1,606,281
Rogers Corp.(a)	2,500	254,025
TTM Technologies, Inc.(a)	50,000	1,237,500
Vishay Intertechnology, Inc.	189,100	3,203,354
		11,719,384

	Shares	Value
Health Care Equipment & Supplies - 3.0%
Becton Dickinson & Co.	18,250	$4,140,378
Medtronic PLC (Ireland)	20,000	1,597,600
		5,737,978
Health Care Providers & Services - 1.5%
Labcorp Holdings, Inc.	8,800	2,018,016
Quest Diagnostics, Inc.	5,500	829,730
		2,847,746
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc.	3,000	562,350
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	2,500	564,725
Insurance - 1.3%
Markel Group, Inc.(a)	1,500	2,589,345
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A	5,000	946,500
IT Services - 5.0%
Akamai Technologies, Inc.(a)	75,000	7,173,750
Unisys Corp.(a)	400,000	2,532,000
		9,705,750
Life Sciences Tools & Services - 6.2%
Bruker Corp.	55,000	3,224,100
CryoPort, Inc.(a)	21,500	167,270
Thermo Fisher Scientific, Inc.	16,250	8,453,737
		11,845,107
Media - 4.5%
Comcast Corp. - Class A	69,000	2,589,570
The Trade Desk, Inc. - Class A(a)	51,000	5,994,030
		8,583,600
Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	5,000	724,200
Navigator Holdings, Ltd. (Marshall Islands)	20,000	307,000
		1,031,200
Professional Services - 4.5%
Jacobs Solutions, Inc.	3,750	501,075
Parsons Corp.(a)	87,750	8,094,937
		8,596,012
Semiconductors & Semiconductor Equipment - 30.2%(b)
Analog Devices, Inc.	10,000	2,124,600
Applied Materials, Inc.	9,000	1,463,670
ASML Holding NV (Netherlands)	2,500	1,732,700
AXT, Inc.(a)	150,000	325,500
Entegris, Inc.	94,500	9,361,170
FormFactor, Inc.(a)	115,500	5,082,000
Lam Research Corp.	25,000	1,805,750

The accompanying notes are an integral part of these financial statements.

1

Needham Growth Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Marvell Technology, Inc.	42,000	$4,638,900
MKS Instruments, Inc.	22,500	2,348,775
Nova, Ltd. (Israel)(a)	43,250	8,518,087
PDF Solutions, Inc.(a)	316,600	8,573,528
Photronics, Inc.(a)	160,000	3,769,600
SiTime Corp.(a)	10,250	2,198,933
Teradyne, Inc.	27,500	3,462,800
Veeco Instruments, Inc.(a)	95,000	2,546,000
		57,952,013
Software - 5.0%
Altair Engineering, Inc. - Class A(a)	50,000	5,455,500
Bentley Systems, Inc. - Class B	25,000	1,167,500
Crowdstrike Holdings, Inc. - Class A(a)	2,000	684,320
Datadog, Inc. - Class A(a)	2,250	321,502
Klaviyo, Inc. - Class A(a)	50,000	2,062,000
		9,690,822
Specialty Retail - 3.2%
CarMax, Inc.(a)	75,000	6,132,000
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	6,750	1,690,335
Hewlett Packard Enterprise Co.	82,500	1,761,375
Super Micro Computer, Inc.(a)(d)	315,000	9,601,200
		13,052,910
Trading Companies & Distributors - 0.2%
Air Lease Corp.	7,500	361,575
TOTAL COMMON STOCKS (Cost $91,892,566)		189,499,634
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Industrial REITs - 0.3%
Lineage, Inc.	10,000	585,700
Specialized REITs - 1.0%
Equinix, Inc.	2,150	2,027,213
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,429,580)		2,612,913

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.33%(c)	111,340	$111,340
TOTAL SHORT-TERM INVESTMENTS (Cost $111,340)		111,340
TOTAL INVESTMENTS - 100.1% (Cost $94,433,486)		$192,223,887
Liabilities in Excess of Other Assets - (0.1)%		(175,725)
TOTAL NET ASSETS - 100.0%		$192,048,162

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	As of December 31, 2024, the Fund had a significant portion of its assets invested in Semiconductors & Semiconductor Equipment.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2024 is $1,189,500.
The accompanying notes are an integral part of these financial statements.

2

Needham Growth Fund
Schedule of Investments
December 31, 2024(Continued)
Allocation of Portfolio Holdings by Country as of of December 31, 2024
(% of Investments)

United States^	$172,644,438	89.8%
Israel	8,518,088	4.4
Ireland	5,823,640	3.0
Canada	3,198,021	1.7
Netherlands	1,732,700	0.9
Marshall Islands	307,000	0.2
	$192,223,887	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.1%.
The accompanying notes are an integral part of these financial statements.

3

Needham Aggressive Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 1.8%
Astronics Corp.(a)	267,500	$4,269,300
DroneShield Ltd. (Australia)(a)	1,500,000	710,245
Electro Optic Systems Holdings Ltd. (Australia)(a)	2,850,000	2,284,389
Huntington Ingalls Industries, Inc.	41,000	7,747,770
		15,011,704
Building Products - 0.4%
Alpha Pro Tech, Ltd.(a)(e)	612,500	3,240,125
Chemicals - 4.7%
Aspen Aerogels, Inc.(a)	1,352,500	16,067,700
Core Molding Technologies, Inc.(a)	205,000	3,390,700
Ecovyst, Inc.(a)	920,000	7,028,800
Mativ Holdings, Inc.	442,500	4,823,250
Northern Technologies International Corp.(e)	525,500	7,088,995
		38,399,445
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc.(a)	33,900	7,801,746
Quest Resource Holding Corp.(a)	406,023	2,639,149
		10,440,895
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.(a)	145,000	1,207,850
Comtech Telecommunications Corp.(a)(e)	1,480,000	5,934,800
KVH Industries, Inc.(a)	451,550	2,573,835
		9,716,485
Construction & Engineering - 4.9%
Centuri Holdings, Inc.(a)	325,000	6,275,750
Everus Construction Group, Inc.(a)	87,250	5,736,687
Matrix Service Co.(a)(e)	1,420,000	16,997,400
MDU Resources Group, Inc.	349,000	6,288,980
MYR Group, Inc.(a)	30,000	4,463,100
		39,761,917
Construction Materials - 1.5%
CRH PLC (Ireland)	28,000	2,590,560
Smith-Midland Corp.(a)	211,000	9,381,060
		11,971,620
Distributors - 0.2%
Educational Development Corp.(a)(e)	805,000	1,328,250
Diversified Consumer Services - 3.5%
Bright Horizons Family Solutions, Inc.(a)	97,500	10,807,875
KinderCare Learning Cos., Inc.(a)	35,000	623,000
Lincoln Educational Services Corp.(a)	605,000	9,571,100
Universal Technical Institute, Inc.(a)	306,000	7,867,260
		28,869,235

	Shares	Value
Electrical Equipment - 11.9%
Hammond Power Solutions, Inc. (Canada)	188,100	$16,756,204
nVent Electric PLC (Ireland)	107,500	7,327,200
Thermon Group Holdings, Inc.(a)	655,000	18,844,350
Vertiv Holdings Co. - Class A	260,500	29,595,405
Vicor Corp.(a)	520,000	25,126,400
		97,649,559
Electronic Equipment, Instruments & Components - 12.3%
Arlo Technologies, Inc.(a)	1,295,000	14,491,050
Blackline Safety Corp. (Canada)(a)	1,205,000	5,725,521
Cognex Corp.	135,000	4,841,100
FARO Technologies, Inc.(a)(e)	965,000	24,472,400
Luna Innovations, Inc.(a)	1,175,000	2,538,000
nLight, Inc.(a)	1,681,250	17,636,312
Vishay Intertechnology, Inc.	1,025,000	17,363,500
Vishay Precision Group, Inc.(a)	587,500	13,788,625
		100,856,508
Energy Equipment & Services - 0.1%
Energy Services of America Corp.	75,000	946,500
Food Products - 2.1%
Vital Farms, Inc.(a)	455,000	17,148,950
Health Care Equipment & Supplies - 0.7%
LeMaitre Vascular, Inc.	38,500	3,547,390
Precision Optics Corp, Inc.(a)(e)	427,500	2,060,550
		5,607,940
Health Care Providers & Services - 0.4%
Labcorp Holdings, Inc.	12,300	2,820,636
Quest Diagnostics, Inc.	3,000	452,580
		3,273,216
Hotels, Restaurants & Leisure - 2.5%
Genius Sports Ltd. (Guernsey)(a)	2,335,000	20,197,750
Household Products - 3.0%
Oil-Dri Corp. of America(e)	280,000	24,539,200
Insurance - 0.7%
Markel Group, Inc.(a)	3,450	5,955,494
Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada)(a)	150,000	196,181
IT Services - 6.2%
Akamai Technologies, Inc.(a)(d)	112,500	10,760,625
Research Solutions, Inc.(a)(e)	2,880,000	11,952,000
Unisys Corp.(a)(e)	4,475,000	28,326,750
		51,039,375

The accompanying notes are an integral part of these financial statements.

4

Needham Aggressive Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - 1.1%
Bruker Corp.	143,500	$8,411,970
CryoPort, Inc.(a)	47,500	369,550
		8,781,520
Machinery - 0.7%
Gorman-Rupp Co.	138,500	5,251,920
Westinghouse Air Brake Technologies Corp.	3,000	568,770
		5,820,690
Media - 0.2%
The Trade Desk, Inc. - Class A(a)	12,000	1,410,360
Oil, Gas & Consumable Fuels - 0.9%
Adams Resources & Energy, Inc.(e)	190,000	7,172,500
Professional Services - 6.3%
Asure Software, Inc.(a)(e)	2,495,000	23,477,950
CRA International, Inc.	83,250	15,584,400
Jacobs Solutions, Inc.	7,000	935,340
Parsons Corp.(a)	130,250	12,015,562
		52,013,252
Semiconductors & Semiconductor Equipment - 11.2%
ASML Holding NV (Netherlands)	3,000	2,079,240
AXT, Inc.(a)	75,000	162,750
Entegris, Inc.	64,500	6,389,370
FormFactor, Inc.(a)	235,000	10,340,000
MKS Instruments, Inc.	46,500	4,854,135
Nova, Ltd. (Israel)(a)	64,500	12,703,275
PDF Solutions, Inc.(a)	1,185,900	32,114,172
Photronics, Inc.(a)	305,000	7,185,800
SiTime Corp.(a)	9,500	2,038,035
Teradyne, Inc.	20,000	2,518,400
Veeco Instruments, Inc.(a)	411,000	11,014,800
		91,399,977
Software - 9.6%
Altair Engineering, Inc. - Class A(a)	175,000	19,094,250
Arteris, Inc.(a)(e)	2,335,000	23,793,650
Bentley Systems, Inc. - Class B	42,500	1,984,750
Klaviyo, Inc. - Class A(a)	200,000	8,248,000
Logility Supply Chain Solutions, Inc.(e)	1,894,400	20,989,952
Thinkific Labs, Inc. (Canada)(a)(e)	2,000,000	4,160,145
		78,270,747
Specialty Retail - 1.7%
CarMax, Inc.(a)	67,500	5,518,800
ThredUp, Inc. - Class A(a)(e)	6,367,500	8,850,825
		14,369,625

	Shares	Value
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	13,800	$3,455,796
Super Micro Computer, Inc.(a)(d)	800,000	24,384,000
		27,839,796
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	156,800	8,496,992
Trading Companies & Distributors - 0.4%
Transcat, Inc.(a)	34,200	3,616,308
TOTAL COMMON STOCKS (Cost $632,601,627)		785,342,116
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Equinix, Inc.	5,650	5,327,328
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,979,942)		5,327,328
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.33%(c)	24,282,608	24,282,608
TOTAL SHORT-TERM INVESTMENTS (Cost $24,282,608)		24,282,608
TOTAL INVESTMENTS - 99.6% (Cost $659,864,177)		$814,952,052
Other Assets in Excess of Liabilities - 0.4%		3,627,220
TOTAL NET ASSETS - 100.0%		$818,579,272

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2024 is $1,031,100.
(e)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 11 of the Financial Statements.
The accompanying notes are an integral part of these financial statements.

5

Needham Aggressive Growth Fund
Schedule of Investments
December 31, 2024 (Continued)
Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Investments)

United States^	$740,221,341	90.9%
Canada	26,838,052	3.4
Guernsey	20,197,750	2.5
Israel	12,703,275	1.6
Ireland	9,917,760	1.3
Australia	2,994,634	0.2
Netherlands	2,079,240	0.1
	$814,952,052	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 3.0%.
The accompanying notes are an integral part of these financial statements.

6

Needham Small Cap Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.8%
Mercury Systems, Inc.(a)	30,000	$1,260,000
Automobile Components - 0.4%
Mobileye Global, Inc. - Class A(a)	35,000	697,200
Chemicals - 3.7%
Aspen Aerogels, Inc.(a)	500,000	5,940,000
Communications Equipment - 18.2%
ADTRAN Holdings, Inc.(a)	1,000,000	8,330,000
Calix, Inc.(a)	275,000	9,589,250
Clearfield, Inc.(a)	20,000	620,000
Comtech Telecommunications Corp.(a)	100,000	401,000
Harmonic, Inc.(a)	650,000	8,599,500
KVH Industries, Inc.(a)	338,600	1,930,020
		29,469,770
Construction & Engineering - 1.2%
Centuri Holdings, Inc.(a)	22,500	434,475
Everus Construction Group, Inc.(a)	11,250	739,687
MDU Resources Group, Inc.	45,000	810,900
		1,985,062
Diversified Consumer Services - 0.1%
KinderCare Learning Cos., Inc.(a)	10,000	178,000
Electrical Equipment - 5.7%
Generac Holdings, Inc.(a)	11,000	1,705,550
Vicor Corp.(a)	155,000	7,489,600
		9,195,150
Electronic Equipment, Instruments & Components - 21.2%
Badger Meter, Inc.	15,825	3,356,799
Cognex Corp.	52,500	1,882,650
FARO Technologies, Inc.(a)	25,000	634,000
Insight Enterprises, Inc.(a)	12,500	1,901,250
nLight, Inc.(a)(c)	655,000	6,870,950
Rogers Corp.(a)	55,000	5,588,550
TTM Technologies, Inc.(a)	340,000	8,415,000
Vishay Intertechnology, Inc.	200,000	3,388,000
Vishay Precision Group, Inc.(a)	97,700	2,293,019
		34,330,218
GICS~Software - 0.2%
Tenable Holdings, Inc.(a)	10,000	393,800
Hotels, Restaurants & Leisure - 1.4%
Vail Resorts, Inc.	12,500	2,343,125
IT Services - 3.7%
Akamai Technologies, Inc.(a)	7,500	717,375
BigCommerce Holdings, Inc.(a)	500,000	3,060,000
Unisys Corp.(a)	350,000	2,215,500
		5,992,875

	Shares	Value
Life Sciences Tools & Services - 2.9%
Bruker Corp.	37,500	$2,198,250
CryoPort, Inc.(a)	175,000	1,361,500
Standard BioTools, Inc.(a)	700,000	1,225,000
		4,784,750
Machinery - 3.8%
Chart Industries, Inc.(a)	24,000	4,580,160
Douglas Dynamics, Inc.	70,000	1,654,100
		6,234,260
Oil, Gas & Consumable Fuels - 0.7%
Murphy Oil Corp.	40,000	1,210,400
Professional Services - 1.0%
Jacobs Solutions, Inc.	2,250	300,645
Parsons Corp.(a)	14,000	1,291,500
		1,592,145
Semiconductors & Semiconductor Equipment - 24.5%
Allegro MicroSystems, Inc.(a)	90,000	1,967,400
AXT, Inc.(a)	1,099,600	2,386,132
CEVA, Inc.(a)	115,000	3,628,250
Cohu, Inc.(a)	118,000	3,150,600
Entegris, Inc.	6,000	594,360
FormFactor, Inc.(a)	30,000	1,320,000
Ichor Holdings Ltd. (Cayman Islands)(a)	42,000	1,353,240
Marvell Technology, Inc.	18,000	1,988,100
MaxLinear, Inc.(a)	225,000	4,450,500
MKS Instruments, Inc.	20,000	2,087,800
PDF Solutions, Inc.(a)	315,000	8,530,200
Penguin Solutions, Inc. (Cayman Islands)(a)	100,000	1,919,000
Photronics, Inc.(a)	70,000	1,649,200
SiTime Corp.(a)	7,000	1,501,710
Ultra Clean Holdings, Inc.(a)	2,500	89,875
Veeco Instruments, Inc.(a)	120,000	3,216,000
		39,832,367
Software - 7.8%
Arteris, Inc.(a)	410,000	4,177,900
Bentley Systems, Inc. - Class B	30,000	1,401,000
Logility Supply Chain Solutions, Inc.	87,500	969,500
PROS Holdings, Inc.(a)	80,000	1,756,800
Rapid7, Inc.(a)	75,000	3,017,250
Samsara, Inc. - Class A(a)	5,000	218,450
Yext, Inc.(a)	165,000	1,049,400
		12,590,300
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer, Inc.(a)	30,000	914,400

The accompanying notes are an integral part of these financial statements.

7

Needham Small Cap Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 1.1%
Transcat, Inc.(a)	16,500	$1,744,710
TOTAL COMMON STOCKS (Cost $153,118,973)		160,688,532
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.33%(b)	1,815,768	1,815,768
TOTAL SHORT-TERM INVESTMENTS (Cost $1,815,768)		1,815,768
TOTAL INVESTMENTS - 100.1% (Cost $154,934,741)		$162,504,300
Liabilities in Excess of Other Assets - (0.1)%		(180,321)
TOTAL NET ASSETS - 100.0%		$162,323,979

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. “MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2024 is $1,049,000.
Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Investments)

United States^	$159,232,060	98.0%
Cayman Islands	3,272,240	2.0%
	$162,504,300	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 1.1%
The accompanying notes are an integral part of these financial statements.

8

NEEDHAM FUNDS
Statements of Assets and Liabilities
For the Year Ended December 31, 2024

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets
Investments, at Value
Unaffiliated Securities (Cost $94,433,486, $476,976,010, $154,934,741)	$192,223,887	$600,566,560	$162,504,300
Affiliated Securities, (Cost $-, $182,888,167, $—)	—	214,385,492	—
Receivables:
Dividends and Interest	67,534	154,831	64,664
Fund Shares Sold	203,519	3,387,841	104,189
Investment Securities Sold	20,852	2,550,710	—
Prepaid Expenses	41,142	119,971	32,825
Total assets	192,556,934	821,165,405	162,705,978
Liabilities
Payables:
Fund Shares Redeemed	208,962	1,508,833	112,956
Due to Adviser	182,162	688,062	156,261
Distribution Fees	17,570	48,668	4,918
Administration and Accounting Fees	32,949	107,440	24,888
Transfer Agent Fees	13,099	60,936	15,024
Audit and Tax Fees	31,171	95,646	25,663
Directors’ Fees	3,116	7,686	3,236
Accrued Expenses and Other Liabilities	19,743	68,862	39,053
Total liabilities	508,772	2,586,133	381,999
Net Assets	$ 192,048,162	$818,579,272	$162,323,979
Retail Class Shares
Net Assets	81,682,523	213,702,286	34,621,436
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,338,574	4,619,994	1,874,839
Net asset value and offering price per share	$61.02	$46.26	$18.47
Institutional Class Shares
Net Assets	110,365,639	604,876,986	127,702,543
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,726,204	12,384,359	6,480,511
Net asset value and offering price per share	$63.94	$48.84	$19.71
Components of Net Assets
Paid-in Capital	92,353,194	663,226,550	213,269,084
Distributable Earnings	99,694,968	155,352,722	(50,945,105)
Total net assets	$ 192,048,162	$818,579,272	$162,323,979

See accompanying notes to financial statements.

9

NEEDHAM FUNDS
Statements of Operations
For the Year Ended December 31, 2024

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividend Income from unaffiliated securities (net of foreign withholding tax of $5,183, $17,934, $—)	$930,411	$1,835,167	$409,864
Dividend Income from affiliated securities	—	1,159,989	—
Interest	1,158,655	4,910,403	550,055
Total investment income	2,089,066	7,905,559	959,919
Expenses
Investment Advisory Fees	2,600,050	9,079,859	2,044,127
Distribution Fees	238,466	542,879	97,206
Administration and Accounting Fees	191,407	598,581	154,741
Audit Fees	37,293	93,662	40,391
Chief Compliance Officer Fees	7,191	25,109	5,541
Custodian Fees	19,586	68,671	12,641
Directors’ Fees	9,449	29,622	8,148
Filing Fees	41,375	124,257	47,528
Legal Fees	25,750	100,924	25,316
Printing Fees	12,789	98,243	25,542
Transfer Agent Fees	73,870	337,006	68,292
Other Expenses	25,501	69,958	32,733
Total Expenses	3,282,727	11,168,771	2,562,206
Fees Waived by Investment Adviser	(224,260)	(1,461,717)	(405,399)
Fees Recouped by Investment Adviser	—	52,378	6,142
Net Expenses	3,058,467	9,759,432	2,162,949
Net investment income (loss)	(969,401)	(1,853,873)	(1,203,030)
Net Realized/Unrealized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions and Currency
Net Realized Gain from Unaffiliated Securities	12,459,130	6,208,220	19,114,815
Net Realized (Loss) from Affiliated Securities	—	(1,885,471)	—
Net Realized Gain (Loss) from Foreign Currency Transactions and Currency	(817)	(64,819)	—
Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	6,851,757	29,988,254	2,407,628
Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	29,773,331	—
Net realized/unrealized gain from investments, securities sold short, foreign currency transactions and currency	19,310,070	64,019,515	21,522,443
Change in Net Assets Resulting from Operations	$ 18,340,669	$62,165,642	$20,319,413

The accompanying notes are an integral part of these financial statements.

10

NEEDHAM Growth FUND
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Change in Net Assets
Operations:
Net Investment Loss	$(969,401)	$(1,180,212)
Net Realized Gain from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	12,458,313	375,240
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	6,851,757	31,601,642
Change in net assets resulting from operations	18,340,669	30,796,670
DISTRIBUTIONS:
Retail Class	(3,304,564)	—
Institutional Class	(4,362,839)	—
Total distributable earnings	(7,667,403)	—
Capital Transactions:
Retail Class:
Shares Issued	28,528,217	6,656,953
Shares Issued in Reinvestment of Distribution	3,076,761	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(1,705,915)	3,378
Shares Redeemed	(29,095,871)	(10,295,853)
Institutional Class:
Shares Issued	64,326,647	11,344,186
Shares Issued in Reinvestment of Distribution	4,232,756	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	1,705,915	(3,378)
Shares Redeemed	(37,077,492)	(11,677,683)
Total change in net assets from capital transactions	33,991,018	(3,972,397)
Change in net assets	44,664,284	26,824,273
Total Net Assets
Beginning of Year	147,383,878	120,559,605
End of Year	$192,048,162	$147,383,878
Share Transaction:
Retail Class:
Number of Shares Issued	413,283	125,873
Number of Shares Reinvested	49,355	—
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(26,678)	(82)
Number of Shares Redeemed	(439,689)	(207,200)
Change in retail class shares	(3,729)	(81,409)
Institutional Class:
Number of Shares Issued	906,468	206,499
Number of Shares Reinvested	64,850	—
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	26,678	79
Number of Shares Redeemed	(540,334)	(229,045)
Change in institutional class shares	457,662	(22,467)
Total change in shares	453,933	(103,876)

The accompanying notes are an integral part of these financial statements.

11

Needham Aggressive Growth Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Change in Net Assets
Operations:
Net Investment Loss	$(1,853,873)	$(109,935)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	4,257,930	(3,053,938)
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	59,761,585	69,063,443
Change in net assets resulting from operations	62,165,642	65,899,570
DISTRIBUTIONS:
Retail Class	—	—
Institutional Class	—	—
Total distributable earnings	—	—
Capital Transactions:
Retail Class:
Shares Issued	172,242,460	88,732,423
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(25,957,076)	(724,885)
Shares Redeemed	(96,253,196)	(25,191,895)
Capital Contribution	—	83,012
Institutional Class:	—
Shares Issued	489,466,586	185,957,962
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	25,957,076	724,885
Shares Redeemed	(207,126,662)	(52,315,934)
Total Change in Net Assets from Capital Transactions	358,329,188	197,265,568
Change in net assets	420,494,830	263,165,138
Total Net Assets
Beginning of Year	398,084,442	134,919,304
End of Year	$818,579,272	$398,084,442
Share Transaction:
Retail Class:
Number of Shares Issued	3,727,419	2,405,751
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(555,043)	(20,178)
Number of Shares Redeemed	(2,105,163)	(704,459)
Change in Retail Class Shares	1,067,213	1,681,114
Institutional Class:
Number of Shares Issued	10,131,680	4,784,150
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	555,043	19,251
Number of Shares Redeemed	(4,284,073)	(1,421,695)
Change in Institutional Class Shares	6,402,650	3,381,706
Total Change in Shares	7,469,863	5,062,820

The accompanying notes are an integral part of these financial statements.

12

Needham Small Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Change in Net Assets
Operations:
Net Investment Loss	$(1,203,030)	$(64,901)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	19,114,815	(38,890,636)
Net Change in Unrealized (Depreciation) on Investments, Securities Sold Short, Foreign Currency Translations	2,407,628	48,953,256
Change in Net Assets Resulting from Operations	20,319,413	9,997,719
DISTRIBUTIONS:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—
Capital Transactions:
Retail Class:
Shares Issued	4,354,571	11,019,549
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(304,879)	(1,472,570)
Shares Redeemed	(19,526,731)	(24,468,737)
Capital Contribution	—	210,184
Institutional Class:
Shares Issued	25,774,278	49,505,590
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	304,879	1,472,570
Shares Redeemed	(34,894,965)	(76,599,573)
Total Change in Net Assets from Capital Transactions	(24,292,847)	(40,332,987)
Change in Net Assets	(3,973,434)	(30,335,268)
Total Net Assets
Beginning of Year	166,297,413	196,632,681
End of Year	$162,323,979	$166,297,413
Share Transaction:
Retail Class:
Number of Shares Issued	246,575	679,814
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(17,261)	(95,196)
Number of Shares Redeemed	(1,138,091)	(1,611,409)
Change in Retail Class Shares	(908,777)	(1,026,791)
Institutional Class:
Number of Shares Issued	1,416,812	3,258,480
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	17,261	89,791
Number of Shares Redeemed	(1,903,573)	(4,787,158)
Change in Institutional Class Shares	(469,500)	(1,438,887)
Total Change in Shares	(1,378,277)	(2,465,678)

The accompanying notes are an integral part of these financial statements.

13

Needham Growth Fund
Financial Highlights
Retail Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$55.34	$43.63	$66.90	$55.89	$41.99
Investment Operations
Net investment loss	(0.47)	(0.53)	(0.67)	(0.89)	(0.56)
Net realized and unrealized gain (loss) on investments	8.54	12.24	(21.82)	16.53	17.66
Total from investment operations	8.07	11.71	(22.49)	15.64	17.10
Less Distributions
Net realized gains	(2.39)	—	(0.78)	(4.63)	(3.20)
Total distributions	(2.39)	—	(0.78)	(4.63)	(3.20)
Net asset value, end of year	$61.02	$55.34	$43.63	$66.90	$55.89
Total return	14.51%	26.85%	(33.66)%	27.68%	41.59%
Net assets, end of year (000’s)	$ 81,683	$74,277	$62,117	$101,366	$82,628
Ratios/Supplemental Data
Ratio of net expenses to average net assets	1.69%	1.78%	1.85%	1.78%	1.85%
Ratio of net expenses to average net assets (before interest and dividend expense)(1)	1.69%	1.78%	1.85%	1.78%	1.85%
Ratio of total expenses to average net assets (before waiver and reimbursement of expenses)	1.69%	1.78%	1.85%	1.78%	1.83%
Ratio of net investment loss to average net assets	(0.70)%	(1.07)%	(1.34)%	(1.40)%	(1.23)%
Ratio of net investment loss to average net assets (before waivers and reimbursements of expenses)	(0.70)%	(1.07)%	(1.34)%	(1.40)%	(1.21)%
Portfolio turnover rate	14%	9%	14%	15%	15%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.95% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

14

Needham Growth Fund
Financial Highlights
Institutional Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$57.63	$45.27	$69.06	$57.36	$42.83
Investment Operations
Net investment loss	(0.18)	(0.36)	(0.47)	(0.68)	(0.36)
Net realized and unrealized gain (loss) on investments	8.88	12.72	(22.54)	17.01	18.09
Total from investment operations	8.70	12.36	(23.01)	16.33	17.73
Less Distributions
Net realized gains	(2.39)	—	(0.78)	(4.63)	(3.20)
Total distributions	(2.39)	—	(0.78)	(4.63)	(3.20)
Net asset value, end of year	$63.94	$57.63	$45.27	$69.06	$57.36
Total return	15.01%	27.30%	(33.34)%	28.18%	42.24%
Net assets, end of year (000’s)	$ 110,366	$73,107	$58,441	$115,543	$58,046
Ratios/Supplemental Data
Ratio of net expenses to average net assets	1.26%	1.40%	1.40%	1.40%	1.40%
Ratio of net expenses to average net assets (before interest and dividend expense)(1)	1.26%	1.40%	1.40%	1.40%	1.40%
Ratio of total expenses to average net assets (before waiver and reimbursement of expenses)	1.45%	1.50%	1.58%	1.50%	1.58%
Ratio of net investment loss to average net assets	(0.26)%	(0.69)%	(0.90)%	(1.02)%	(0.77)%
Ratio of net investment loss to average net assets (before waivers and reimbursements of expenses)	(0.46)%	(0.79)%	(1.08)%	(1.12)%	(0.96)%
Portfolio turnover rate	14%	9%	14%	15%	15%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.21% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

15

Needham Aggressive Growth Fund
Financial Highlights
Retail Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$40.47	$29.40	$40.56	$31.58	$21.77
Investment Operations
Net investment loss	(0.27)	(0.17)	(0.43)	(0.59)	(0.37)
Net realized and unrealized gain (loss) on investments	6.06	11.24	(10.73)	12.45	11.41
Total from investment operations	5.79	11.07	(11.16)	11.86	11.04
Less Distributions
Net realized gains	—	—	—	(2.88)	(1.23)
Total distributions	—	—	—	(2.88)	(1.23)
Net asset value, end of year	$46.26	$40.47	$29.40	$40.56	$31.58
Total return	14.31%	37.65%	(27.53)%	37.54%	51.39%
Net assets, end of year (000’s)	$ 213,702	$143,772	$55,027	$63,599	$40,258
Ratios/Supplemental Data
Ratio of net expenses to average net assets	1.67%	1.79%	1.85%	1.86%	1.95%
Ratio of net expenses to average net assets (before interest and dividend expense)(1)	1.67%	1.79%	1.85%	1.86%	1.95%
Ratio of total expenses to average net assets (before waiver and reimbursement of expenses)	1.65%	1.78%	1.82%	1.82%	1.96%
Ratio of net investment loss to average net assets	(0.58)%	(0.47)%	(1.38)%	(1.62)%	(1.56)%
Ratio of net investment loss to average net assets (before waivers and reimbursements of expenses)	(0.56)%	(0.45)%	(1.35)%	(1.59)%	(1.57)%
Portfolio turnover rate	7%	7%	11%	12%	13%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

16

Needham Aggressive Growth Fund
Financial Highlights
Institutional Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$42.52	$30.73	$42.11	$32.49	$22.23
Investment Operations
Net investment loss	(0.06)	0.08	(0.23)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	6.38	11.71	(11.15)	12.86	11.71
Total from investment operations	6.32	11.79	(11.38)	12.50	11.49
Less Distributions
Net Realized Gains	—	—	—	(2.88)	(1.23)
Total distributions	—	—	—	(2.88)	(1.23)
Net asset value, end of year	$48.84	$42.52	$30.73	$42.11	$32.49
Total return	14.86%	38.37%	(27.02)%	38.43%	52.36%
Net Assets, End of Year (000’s)	$ 604,877	$254,313	$79,891	$76,778	$34,132
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18%	1.18%	1.18%	1.18%	1.33%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.18%	1.18%	1.18%	1.18%	1.32%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.46%	1.52%	1.55%	1.53%	1.71%
Ratio of Net Investment Loss to Average Net Assets	(0.12)%	0.21%	(0.71)%	(0.95)%	(0.94)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.40)%	(0.13)%	(1.08)%	(1.30)%	(1.32)%
Portfolio turnover rate	7%	7%	11%	12%	13%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

17

Needham Small Cap Growth Fund
Financial Highlights
Retail Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$16.38	$15.50	$23.19	$25.80	$17.59
Investment Operations
Net Investment Loss	(0.21)	(0.07)	(0.26)	(0.48)	(0.32)
Net Realized and Unrealized Gain (Loss) on Investments	2.30	0.95	(6.79)	3.69	12.06
Total from investment operations	2.09	0.88	(7.05)	3.21	11.74
Less Distributions
Net Realized Gains	—	—	(0.64)	(5.82)	(3.53)
Total distributions	—	—	(0.64)	(5.82)	(3.53)
Net asset value, end of year	$18.47	$16.38	$15.50	$23.19	$25.80
Total return	12.76%	5.68%	(30.33)%	10.98%	71.35%
Net Assets, End of Year (000’s)	$34,621	$45,583	$59,054	$112,830	$89,206
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.78%	1.80%	1.85%	1.85%	1.85%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.78%	1.80%	1.85%	1.85%	1.85%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.79%	1.84%	1.86%	1.83%	1.80%
Ratio of Net Investment Loss to Average Net Assets	(1.20)%	(0.48)%	(1.47)%	(1.72)%	(1.64)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.21)%	(0.51)%	(1.48)%	(1.70)%	(1.59)%
Portfolio turnover rate	62%	126%	109%	133%	191%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

18

Needham Small Cap Growth Fund
Financial Highlights
Institutional Class
(For a share outstanding throughout each year)

	Year Ended December 31
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$17.37	$16.40	$24.32	$26.64	$17.96
Investment Operations
Net Investment Loss	(0.11)	0.03	(0.14)	(0.31)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	2.45	0.94	(7.14)	3.81	12.41
Total from investment operations	2.34	0.97	(7.28)	3.50	12.21
Less Distributions
Net Realized Gains	—	—	(0.64)	(5.82)	(3.53)
Total distributions	—	—	(0.64)	(5.82)	(3.53)
Net asset value, end of year	$19.71	$17.37	$16.40	$24.32	$26.64
Total return	13.47%	5.85%	(29.82)%	11.74%	72.51%
Net Assets, End of Year (000’s)	$ 127,703	$120,715	$137,578	$173,855	$127,943
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.50%	1.57%	1.62%	1.54%	1.57%
Ratio of Net Investment Loss to Average Net Assets	(0.59)%	0.16%	(0.76)%	(1.04)%	(0.97)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.91)%	(0.23)%	(1.21)%	(1.40)%	(1.35)%
Portfolio turnover rate	62%	126%	109%	133%	191%

(1)
The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2025 to the extent Total Annual Fund Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)
Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying notes to financial statements.

19

Needham Funds
Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are “diversified” for purposes of the 1940 Act. Please refer to the most recently filed Registration Statement and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.
Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
2. CLASS SPECIFIC EXPENSES
Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.
3. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Valuation Designee in accordance with Fair Value Procedures. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) established by the Valuation Designee. The Company’s Board of Directors (the “Board”) has designated the Portfolios’ investment adviser as the Company’s Valuation Designee.
When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

20

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)
Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. The Portfolios value their investments in money market funds based on their daily net asset values.
Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (sold short) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.
Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains (losses) arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the year ended December 31, 2024.
Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.
Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.
Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.
As of December 31, 2024, the Portfolios did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2024, open Federal and New York tax years include the tax years ended December 31, 2021 through December 31, 2024. The Portfolios have no tax examinations in progress.

21

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)
Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.
The following is a summary categorization, as of December 31, 2024, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:
Needham Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$192,112,547	$ —	$ —	$192,112,547
Short-Term Investments	111,340	—	—	111,340
Total	$192,223,887	$—	$—	$192,223,887

Needham Aggressive Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$ 790,669,444	$ —	$ —	$ 790,669,444
Short-Term Investments	24,282,608	—	—	24,282,608
Total	$814,952,052	$—	$—	$ 814,952,052

Needham Small Cap Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets(1)
Common Stocks	$ 160,688,532	$ —	$ —	$ 160,688,532
Short-Term Investments	1,815,768	—	—	1,815,768
Total	$162,504,300	$—	$—	$ 162,504,300

(1)	Please refer to the Schedule of Investments to view segregation by industry.
(2)	As of December 31, 2024, Needham Growth Fund, Needham Aggressive Growth Fund, and Needham Small Cap Growth Fund did not hold Level 2 or Level 3 investments.

22

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)
FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”)
Segment reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.
Needham Investment Management L.L.C. (“the Advisor”) acts as the Company’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Company has a single operating segment based on the fact that the CODM monitors the operating results of the Company as a whole and that the Company’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Company’s portfolio managers as a team.
The financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Corporation’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.
4. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
The Company has engaged Needham Investment Management L.L.C. (the “Adviser”) to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.
The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.21% and 1.95% for NGF, 1.18% and 1.85% for NAGF, and 1.18% and 1.85% for NSCGF, of the average daily net assets of the Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation Agreement is effective for the period from April 29, 2024 through April 29, 2025. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for periods prior to April 29, 2024.
Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the period indicated:

	2027	2026	2025	Total
NGF (Retail Class)	$—	$—	$—	$—
NGF (Institutional Class)	224,261	63,757	144,749	432,767
NAGF (Retail Class)	—	—	—	—
NAGF (Institutional Class)	1,461,717	467,988	307,532	2,237,237
NSCGF (Retail Class)	9,127	35,362	40,383	84,872
NSCGF (Institutional Class)	396,272	455,161	597,068	1,448,501

23

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)
The Company and Fund Services (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.
Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the three Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,750 and a per-meeting fee of $1,000. Each Independent Director is also a member of the Audit Committee of the Board and receives a fee of $1,000 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.
5. DISTRIBUTION PLAN AND BROKERAGE COMMISSIONS
The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares. During the year ended December 31, 2024, NGF, NAGF, and NSCGF Retail Class shares incurred $238,466, $542,879 and $97,206, respectively, pursuant to the Plan.
During the year ended December 31, 2024, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $16,997, $250,370, and $84,953, respectively.
6. TEMPORARY BORROWINGS
Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.
The Portfolios did not engage in any temporary borrowings during the year ended December 31, 2024.
7. SHORT SALE TRANSACTIONS
During the year ended December 31, 2024, NGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to- market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At December 31, 2024, the market value of securities separately segregated to cover short positions was $1,189,500, $1,031,100, and $1,049,000 for NGF, NAGF and NSCGF, respectively.
NGF, NAGF and NSCGF did not hold any securities sold short as of December 31, 2024.
8. INVESTMENT TRANSACTIONS
The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the year ended December 31, 2024:

	Purchases	Sales
NGF Long Transactions	$ 52,374,497	$ 24,256,339
Short Sale Transactions	142,002	194,108

24

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)

	Purchases	Sales
NAGF
Long Transactions	460,358,253	43,148,591
Short Sale Transactions	709,992	701,537
NSCGF
Long Transactions	96,252,690	117,672,530
Short Sale Transactions	—	—

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.
Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.
10. INDEMNIFICATION
Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. TRANSACTIONS WITH AFFILIATES
NAGF owned 5% or more of the voting securities of the following companies during the year ended December 31, 2024. As a result, each of these companies is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the year in affiliated companies were as follows:

Security Name	Value at January 1, 2024	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value at December 31, 2024	Share Balance December 31, 2024
Adams Resources & Energy, Inc.	$3,586,660	$1,816,799	$(510,096)	$2,474,169	$(195,032)	$191,400	7,172,500	190,000
Alpha Pro Tech, Ltd.	1,163,800	2,364,027	—	(287,702)	—	—	3,240,125	612,500
Arteris, Inc.	3,534,000	12,666,186	—	7,593,464	—	—	23,793,650	2,335,000
Asure Software, Inc.	3,094,000	18,880,117	—	1,503,833	—	—	23,477,950	2,495,000
Comtech Telecommunications Corp.	—	5,171,891	—	762,909	—	—	5,934,800	1,480,000
Educational Development Corp.	649,600	512,333	—	166,317	—	—	1,328,250	805,000
FARO Technologies, Inc.	6,533,700	12,847,570	—	5,091,130	—	—	24,472,400	965,000
Logility Supply Chain Solutions, Inc.	4,802,500	15,717,492	—	487,194	(17,234)	569,450	20,989,952	1,894,400
Matrix Service Co.	3,471,900	11,230,247	—	2,295,253	—	—	16,997,400	1,420,000
Northern Technologies International Corp.	3,062,800	3,579,886	—	446,309	—	121,660	7,088,995	525,500

25

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)

Security Name	Value at January 1, 2024	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value at December 31, 2024	Share Balance December 31, 2024
Oil-Dri Corp of America	$9,089,340	$10,153,730	$—	$5,296,130	$—	$277,479	$24,539,200	280,000
Precision Optics Corp, Inc.	1,848,000	751,370	—	(538,820)	—	—	2,060,550	427,500
Research Solutions, Inc.	3,315,000	4,669,664	—	3,967,336	—	—	11,952,000	2,880,000
Thinkific Labs, Inc.	—	5,297,075	—	(1,136,930)	—	—	4,160,145	2,000,000
ThredUp, Inc.	4,280,625	8,876,109	(405,159)	(2,227,545)	(1,673,205)	—	8,850,825	6,367,500
Unisys Corp.	10,537,500	13,908,966	—	3,880,284	—	—	28,326,750	4,475,000
	$58,969,425	$128,443,462	$(915,255)	$29,773,331	$(1,885,471)	$1,159,989	$214,385,492*

*	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.
12. FEDERAL INCOME TAXES
No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
NGF	$(1,661,583)	$1,661,583
NAGF	897,134	(897,134)
NSCGF	1,203,029	(1,203,029)

The tax character distribtuions paid during 2024 and 2023 were as follows.

	2024	2023
NGF
Ordinary income	—	—
Long-term capital gains	7,667,403	—
Return of capital	—	—
NAGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—
NSCGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—

26

Needham Funds
Notes to Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$94,482,495	$103,182,533	$ (5,441,141)	$97,741,392
NAGF	659,599,331	213,632,629	(58,279,908)	155,352,721
NSCGF	156,088,086	23,380,275	(16,964,061)	6,416,214

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income. As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	2,118,236	—	—
Other accumulated appreciation (depreciation)	(164,661)	—	(57,361,319)
Unrealized appreciation (depreciation)	97,741,393	155,352,722	6,416,214
Total accumulated earnings (loss)	$99,694,968	$155,352,722	$(50,945,105)

As of December 31, 2024, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
NGF	$—	$—	Indefinite
NAGF	$—	$—	Indefinite
NSCGF	$(8,583,952)	$(48,777,367)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2024, NGF, NAGF, and NSCGF had $164,661, $-, and $- losses to defer, respectively.
13. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

27

Needham Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of The Needham Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each a “Portfolio” of The Needham Funds, Inc. (collectively, the Portfolios), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the four years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended December 31, 2020, for the Portfolios were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 26, 2021.
Basis for Opinion
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ RSM US LLP

We have served as the auditor for The Needham Funds, Inc. since 2021.
New York, New York
February 27, 2025

28

Needham Funds
Supplementary Information
December 31, 2024
Federal Income Tax Information
For the fiscal year ended December 31, 2024, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income reported as qualified dividend income was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

Privacy Policy
It is the policy of the Company to keep personally identifiable financial information about you as an individual (“nonpublic personal information”) confidential, and use or disclose it only as necessary to provide services to you or the Company or as otherwise required or permitted by law. We may collect the following nonpublic personal information about you:
•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, other financial information and information about how you vote your shares.

We disclose nonpublic personal information about current and former shareholders to companies that provide necessary services to the Company. These companies include the transfer agent, distributor, administrator and investment adviser as well as other affiliates of the Company. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information and restrict access to this information to those persons who need it to provide services to you or the Company or who are otherwise permitted by law to receive it. In the event that you hold any shares of our funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with nonaffiliated third parties. If you have any questions concerning the Company’s Privacy Policy, please call 1-800-625-7071.
Disclosure of Portfolio Holdings
Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

29

Needham Funds
Supplementary Information
December 31, 2024(Continued)
Voting Proxies on Company Portfolio Securities
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.
Household Delivery of Shareholder Documents
To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.
Index Disclaimer
The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000 Index and the Russell 3000 Index (together, the “Indexes”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Portfolios or the suitability of the Indexes for the purpose to which it is being put by the Adviser.
The source of the data for each of the Indexes is the LSE Group. © LSE Group 2021. All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Board Consideration and Approval of Investment Advisory Agreement
On October 29, 2024, at a meeting called for the purpose of voting on such approval, the Board, including all of the Independent Directors, approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser with respect to NGF, NAGF and NSCGF. The Independent Directors were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Advisory Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. Prior to voting, the Independent Directors received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement. The Board did not identify any one factor as dispositive, and each Director may have attributed different weights to the factors considered.
The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the Portfolios. The Board also considered research support available to, and portfolio management capabilities of, the portfolio management personnel (specifically with respect to investments in securities sold short); and that the Adviser also provides oversight of day-to-day fund operations and assistance in meeting legal and regulatory requirements. The Board also noted that on a regular basis it received and reviewed information from the Adviser regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Portfolios borne by the Adviser and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk). The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

30

Needham Funds
Supplementary Information
December 31, 2024(Continued)
The Board received and considered performance information for each Portfolio, as well as for a group of peer funds with similar investment objectives and policies and the Portfolio’s unmanaged indices, for various periods ended September 30, 2024. The Board considered the Portfolios’ performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that: (i) NGF’s total return performance for Retail shares and Institutional shares was above the peer group average performance for the one-, three-, five- and ten-year (Institutional shares only) periods and since inception, and was above the Russell 2000 Index and S&P MidCap 400 Index for the one-, five- and ten-year periods and since inception, and below each Index for the three-year period (the Retail shares performance was slightly below the performance of the S&P MidCap 400 Index for the ten-year period); (ii) NAGF’s total return performance for Retail shares and Institutional shares was above the peer group average performance for all periods, and was above the Russell 2000 Index and S&P 500 Index for all periods; and (iii) NSCGF’s total return performance for Retail shares and Institutional shares was below the peer group average performance for the one- and three-year periods and was above the peer group average performance for the five- and ten-year periods and since inception (Institutional shares only), and was below the Russell 2000 Index and S&P 500 Index for the one- and three-year periods and was above the Russell 2000 Index for the five- and ten-year periods and since inception and was above the S&P 500 Index for the five-year period (the Retail shares performance was slightly below the performance of the S&P 500 Index for the five-year period) and since inception.
The Board discussed with representatives of the Adviser the reasons for NSCGF’s underperformance versus the during the recent periods under review and noted that the portfolio manager was experienced with a good long term performance record.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Advisory Agreement were sufficient for renewal of the Agreement.
The Board also reviewed and considered the contractual investment advisory fee payable by each Portfolio and information comparing the investment advisory fee and the each Portfolio’s total actual expenses with those of peer funds.
In addition to reviewing each Portfolio’s performance and the profitability analysis of the Adviser, the Directors considered possible economies of scale, but did not believe material economies of scale to be present in light of the Portfolios’ asset size. The Board also reviewed information regarding fees charged by the Adviser to private investment funds with fee structures that include performance fees. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Adviser in managing the Portfolios and in managing other types of accounts. Taking all of the above into consideration, as well as the factors identified below, the Board determined that the advisory fee charged each Portfolio was reasonable in light of the nature, extent and quality of the services provided to the Portfolio under the Advisory Agreement.
The Board received and considered an analysis of the profitability of the Adviser and its affiliates in providing services to the Portfolios. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The profitability of the Adviser and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Portfolios.
The Board discussed information concerning whether the Adviser realizes economies of scale with respect to the management of the Portfolios as the Portfolios’ assets grow and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the Portfolios had been adequately considered by the Adviser in connection with the fee rate charged pursuant to the Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with shareholders, the Board would seek to have those economies of scale shared with the Portfolio’s shareholders.
The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the Portfolios’ investments. In light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios, the Board considered that the ancillary benefits that the Adviser and its affiliates received were reasonable.

31

Needham Funds
Supplementary Information
December 31, 2024(Continued)
The Independent Directors confirmed that they had received adequate information to make a reasonable determination with respect to the approval of the Advisory Agreement. After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Advisory Agreement was in the best interests of the Portfolios and their shareholders and approved the continuation of the Advisory Agreement for another year.
Statement Regarding Liquidity Risk Management Program
The Company has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments; and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.
The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). As Program Administrator, the Adviser delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Company officers and others within the Adviser (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with Fund Services in effectuating the requirements of the LRMP as necessary.
Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in October 2024 (the “Annual Report”).
The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

32

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See item 7(a).
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 11, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period

Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	3/6/2025

By (Signature and Title)*	/s/ James W. Giangrasso
James W. Giangrasso, Treasurer and Secretary (Principal Financial Officer)

Date	3/6/2025

* Print the name and title of each signing officer under his or her signature.